Annual Total Returns[BarChart] - American Franchise - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	21.46%	(6.85%)	13.20%	39.72%	8.32%	4.93%	2.01%	27.10%	(3.78%)	36.52%